Eaton Vance
Small-Cap Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.1%
Security	Shares	Value
Aerospace & Defense — 1.5%
Hexcel Corp.	36,758	$ 2,304,727
		$ 2,304,727
Automobile Components — 2.8%
Dorman Products, Inc.(1)	28,423	$ 4,430,577
		$ 4,430,577
Banks — 10.9%
Commerce Bancshares, Inc.	82,527	$ 4,931,814
Community Financial System, Inc.	69,232	4,059,764
First Financial Bankshares, Inc.	94,334	3,174,339
Southstate Bank Corp.	39,966	3,951,438
Stock Yards Bancorp, Inc.	17,114	1,197,809
		$ 17,315,164
Biotechnology — 0.6%
Caris Life Sciences, Inc.(1)	29,730	$ 899,333
		$ 899,333
Building Products — 9.2%
A.O. Smith Corp.	38,642	$ 2,836,709
AAON, Inc.	17,956	1,677,809
Advanced Drainage Systems, Inc.	15,493	2,148,879
AZZ, Inc.	20,239	2,208,682
CSW Industrials, Inc.	13,418	3,257,219
Hayward Holdings, Inc.(1)	162,855	2,462,368
		$ 14,591,666
Capital Markets — 3.0%
Cohen & Steers, Inc.	24,106	$ 1,581,594
Stifel Financial Corp.	28,491	3,232,874
		$ 4,814,468
Chemicals — 3.1%
Balchem Corp.	15,076	$ 2,262,305
Quaker Chemical Corp.	20,818	2,742,771
		$ 5,005,076
Construction Materials — 0.7%
Knife River Corp.(1)	15,424	$ 1,185,643
		$ 1,185,643
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc.(1)	10,499	$ 612,407
		$ 612,407
Containers & Packaging — 2.5%
AptarGroup, Inc.	30,259	$ 4,044,418
		$ 4,044,418
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	23,055	$ 2,503,081
		$ 2,503,081
Diversified REITs — 2.2%
Essential Properties Realty Trust, Inc.	119,302	$ 3,550,428
		$ 3,550,428
Electric Utilities — 2.2%
IDACORP, Inc.	26,407	$ 3,489,685
		$ 3,489,685
Electrical Equipment — 0.4%
Thermon Group Holdings, Inc.(1)	21,021	$ 561,681
		$ 561,681
Electronic Equipment, Instruments & Components — 2.1%
Badger Meter, Inc.	14,914	$ 2,663,342
Novanta, Inc.(1)	6,251	626,038
		$ 3,289,380
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	23,934	$ 2,101,645
		$ 2,101,645
Food Products — 1.0%
Post Holdings, Inc.(1)	14,907	$ 1,602,204
		$ 1,602,204
Ground Transportation — 0.7%
Landstar System, Inc.	9,201	$ 1,127,675
		$ 1,127,675
Health Care Equipment & Supplies — 0.8%
Integer Holdings Corp.(1)	12,303	$ 1,271,269
		$ 1,271,269

Eaton Vance
Small-Cap Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 7.1%
Addus HomeCare Corp.(1)	21,131	$ 2,493,247
Chemed Corp.	6,020	2,695,395
Option Care Health, Inc.(1)	84,594	2,348,329
U.S. Physical Therapy, Inc.	44,629	3,791,233
		$ 11,328,204
Health Care Technology — 1.0%
Certara, Inc.(1)	67,776	$ 828,223
HeartFlow, Inc.(1)	24,176	813,764
		$ 1,641,987
Hotels, Restaurants & Leisure — 4.3%
Aramark	88,529	$ 3,399,513
Wyndham Hotels & Resorts, Inc.	42,463	3,392,794
		$ 6,792,307
Household Durables — 1.2%
Meritage Homes Corp.	11,608	$ 840,768
Taylor Morrison Home Corp.(1)	17,114	1,129,695
		$ 1,970,463
Industrial REITs — 3.2%
EastGroup Properties, Inc.	17,014	$ 2,879,790
Terreno Realty Corp.	40,363	2,290,600
		$ 5,170,390
Insurance — 6.8%
AMERISAFE, Inc.	8,358	$ 366,415
First American Financial Corp.	25,862	1,661,375
Hamilton Insurance Group Ltd., Class B(1)	90,613	2,247,202
RLI Corp.	47,374	3,089,732
White Mountains Insurance Group Ltd.	2,100	3,510,192
		$ 10,874,916
Machinery — 9.2%
Albany International Corp., Class A	22,095	$ 1,177,664
Atmus Filtration Technologies, Inc.	63,594	2,867,454
Donaldson Co., Inc.	49,307	4,035,778
ESCO Technologies, Inc.	13,740	2,900,651
Franklin Electric Co., Inc.	38,312	3,647,302
		$ 14,628,849
Media — 0.8%
John Wiley & Sons, Inc., Class A	30,558	$ 1,236,682
		$ 1,236,682
Security	Shares	Value
Professional Services — 2.0%
CBIZ, Inc.(1)	60,138	$ 3,184,908
		$ 3,184,908
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc.(1)	46,265	$ 1,350,938
Diodes, Inc.(1)	52,770	2,807,892
Universal Display Corp.	7,937	1,139,991
		$ 5,298,821
Software — 4.8%
Alkami Technology, Inc.(1)	30,695	$ 762,464
CCC Intelligent Solutions Holdings, Inc.(1)	297,036	2,705,998
Clearwater Analytics Holdings, Inc., Class A(1)	37,836	681,805
Descartes Systems Group, Inc.(1)	15,410	1,452,084
nCino, Inc.(1)	24,441	662,595
SPS Commerce, Inc.(1)	13,857	1,443,068
		$ 7,708,014
Specialty Retail — 3.2%
Bath & Body Works, Inc.	30,621	$ 788,797
Group 1 Automotive, Inc.	1,790	783,143
Valvoline, Inc.(1)	99,526	3,573,979
		$ 5,145,919
Textiles, Apparel & Luxury Goods — 1.4%
Steven Madden Ltd.	67,930	$ 2,274,296
		$ 2,274,296
Trading Companies & Distributors — 1.8%
Core & Main, Inc., Class A(1)	54,251	$ 2,920,331
		$ 2,920,331
Total Common Stocks (identified cost $131,381,284)		$154,876,614

Eaton Vance
Small-Cap Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	3,996,264	$ 3,996,264
Total Short-Term Investments (identified cost $3,996,264)		$ 3,996,264
Total Investments — 99.6% (identified cost $135,377,548)		$158,872,878
Other Assets, Less Liabilities — 0.4%		$ 673,484
Net Assets — 100.0%		$159,546,362
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,996,264, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,597,661	$59,934,939	$(59,536,336)	$ —	$ —	$3,996,264	$97,821	3,996,264
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Small-Cap Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$154,876,614*	$ —	$ —	$154,876,614
Short-Term Investments	3,996,264	—	—	3,996,264
Total Investments	$158,872,878	$ —	$ —	$158,872,878
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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